Intangible Assets (Tables) - ColdQuanta, Inc. dba Infleqtion [Member]	12 Months Ended
Dec. 31, 2025
Intangible Assets [Line Items]
Schedule of Intangible asset balances and accumulated amortization	The intangible asset balances and accumulated amortization are as follows (in thousands):

	December 31, 2025
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted- Average Remaining Amortization Period (in years)
Customer relationships	$41	$25	$16	2.33
Tradename	127	78	49	2.33

	$168	$103	$65

	December 31, 2024
	Gross Carrying Value	Accumulated Amortization	Net of Accumulated Amortization	Weighted- Average Remaining Amortization Period (in years)
Customer relationships	$41	$18	$23	3.33
Tradename	127	57	70	3.33
Software	162	162	—	0.00
Order backlog	2	2	—	0.00

	$332	$239	$93

Schedule of Estimated amortization expense on intangible assets
The table below presents the estimated
amort
ization expense on intangible assets for the next five years and thereafter as of December 31, 2025 (in thousands):

2026	$28
2027	28
2028	9
2029	—
2030	—
Thereafter	—

Total estimated amortization expense	$65